Long-term Debt (Narrative I) (Details) $ in Thousands		6 Months Ended
	Jun. 22, 2021 USD ($)	Jun. 30, 2024 USD ($) Vessels	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 29, 2023 USD ($)
Debt Instrument [Line Items]
Minimum cash deposits required to be maintained		$ 19,500	$ 20,000	$ 20,500
Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels collateral for debt | Vessels		32
Debt, collateral amount		$ 673,431
Minimum cash deposits required to be maintained		$ 19,500	$ 20,000
8.375% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt, issuance date		Jun. 22, 2021
Loan amount	$ 125,000	$ 125,000
Debt Instrument, Interest Rate, Stated Percentage	8.375%
Repurchased bonds					$ 5,851
Nominal value of bond repurchased					$ 5,900
8.375% Senior Unsecured Bond [Member] | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 21,000
8.375% Senior Unsecured Bond [Member] | June 2024 to May 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		103.35%
8.375% Senior Unsecured Bond [Member] | June 2025 to December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		101.675%
8.375% Senior Unsecured Bond [Member] | After December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
8.75% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Loan amount		$ 150,000
Debt Instrument, Interest Rate, Stated Percentage		8.75%